Related Party Transactions - Additional Information (Detail) - USD ($)	1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 22, 2019	Jul. 17, 2019	Apr. 19, 2019	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Mar. 31, 2020	Jun. 26, 2019
Related party Transaction Expense		$ 10,000	$ 25,000
Founder Shares Subject To Redemption				656,250	656,250
Percentage Of Founder Shares On Outstanding Shares								20.00%
Advances From Related Party Agreed Amount						$ 300,000	$ 300,000
Due To Related Parties Current				$ 62,000	$ 62,000	$ 62,000
Related Party Expense In Transaction		$ 10,000	$ 25,000
Common Stock Shares Resale or Transfer Share Price Threshold						$ 12.00	$ 12.00
Due to related parties				495,355	495,355	$ 427,503
Accrued expenses—related party				114,839	114,839	54,839
Expense Reimbursement Agreement [Member]
Due To Related Parties Current				62,000	62,000	62,000
Administrative Support Agreement [Member]
Related party Transaction Expense				30,000	60,000	55,000
Related Party Expense In Transaction				30,000	60,000	55,000
Accrued expenses—related party				115,000	115,000	55,000
Private Placement [Member]
Warrants Issued	4,016,667
Warrants Price	$ 1.50
Proceeds From Issuance Of Private Placement Warrants	$ 6,030,000
Working Capital Loans Eligible For Conversion Into Warrants				1,500,000	1,500,000	1,500,000
Warrant Conversion Price	$ 1.50
IPO [Member]
Proceeds From Issuance Of Private Placement Warrants	$ 201,250,000
Due to related parties				$ 495,000	$ 495,000	$ 428,000
Common Class A [Member]
Common stock, shares outstanding				841,072	841,072	965,797
Common stock par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Class of warrants redemption exercise price	$ 11.50
Common Class B [Member]
Common stock, shares outstanding			4,312,500	5,031,250	5,031,250	5,031,250
Common stock par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Maximum [Member]
Founder Shares Subject To Redemption								656,250
Previously Reported [Member] | Common Class B [Member]
Common stock, shares outstanding								4,312,500
Restatement Adjustment [Member] | Common Class B [Member]
Common stock, shares outstanding								5,031,250